RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 RELATED PARTY TRANSACTIONS

Accounts payable and accrued expenses – related party consists of the following:

	As of December 31, 2024	As of December 31, 2023

Accounts payable - related party	$296,154	$388,001
Accrued expenses - related party	3,958,264	3,516,411
Accrued interest - related party	3,128,768	2,680,236
Total accounts payable and accrued expenses - related party	$7,383,186	$6,584,648

Between June 6, 2016, and December 1, 2020, the Company received a total of $1,657,000 in loans from its founder and CEO. Pursuant to the terms of the loan, the advance bears an interest at 3%, is unsecured, and due on demand.

On January 26, 2022, the Company repaid $40,000 of the outstanding loan to its founder and CEO.

Total loan payable to principal stockholder for as of December 31, 2024, is $1,617,000.

Total loan payable to this principal stockholder as of December 31, 2023, is $1,617,000.

On February 2, 2024, the Company repaid $90,000 of accrued expenses to its Chief Executive Officer.

During the year ended December 31, 2024, the Company recorded $81,072 as an in-kind contribution of interest related to the loan.

In addition, the Company recorded accrued interest payable of $57,832. As of December 31, 2024, total interest payable is $305,545

As of December 31, 2024, total interest payable is $3,128,768.

During year ended December 31, 2023, the Company recorded $80,851 as an in-kind contribution of interest related to the loan.

In addition, the Company recorded accrued interest payable of $56,050. As of December 31, 2023, total interest payable is $246,714.

As of December 31, 2023, total interest payable is $2,680,236.

As of December 31, 2024, and December 31, 2023, there was $361,446 and $388,001, respectively, included in accounts payable – related party, which is owed to the Company’s Chief Executive Officer for expenses paid on behalf of the Company.

As of December 31, 2024, and December 31, 2023, there was $3,958,264 and $3,516,411, respectively, included in accrued expenses – related party, which includes accrued salaries owed to the Company’s senior staff.

As of December 31, 2024, and December 31, 2023, there was $3,128,768 and $2,680,236, respectively, included in accrued interest – related party, which includes interest on accrued salary and accrued expenses owed to the Company’s Chief Executive Officer.

In aggregate as of December 31, 2024, and December 31, 2023, the Company owed $7,383,186 and $6,584,648, respectively to its related parties in accrued salaries and accrued interest.

As of December 31, 2024, and December 31, 2023, the Company owed $65,292 and $65,292, respectively, in royalty agreement payable to Chief Executive Officer.